As filed with the Securities and Exchange Commission on January 19, 2001
                                                      Registration No. 333-52228

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      [X] Pre-Effective Amendment No. 1 [ ] Post-Effective Amendment No.___

                        LEGG MASON INVESTORS TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                               Baltimore, MD 21202
                    (Address of Principal Executive Offices)

                                 (410) 539-0000
                  (Registrant's Area Code and Telephone Number)

                               Marc R. Duffy, Esq.
                          Legg Mason Wood Walker, Inc.
                                100 Light Street
                               Baltimore, MD 21202
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Arthur C. Delibert, Esq.
                             Rachael M. Zufall, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9471

        Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

        Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

        Title of securities being registered: Primary Class, Institutional Class and Financial Intermediary Class shares of capital stock, par value $0.001 per share, of the series of the Registrant designated Legg Mason Balanced Trust.

        No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                        LEGG MASON INVESTORS TRUST, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders*

Notice of Special Meeting*

Part A - Prospectus/Proxy Statement*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

* Incorporated by reference to Registrant's Registration Statement on Form N-14, SEC File Number 333-52228, filed on December 20, 2000.

                                OTHER INFORMATION

   Item 15.Indemnification

           This item is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 6 to the registration statement, SEC File No. 33-62174, filed January 31, 1997.


   Item 16.Exhibits

   (1)     (a) Articles of Incorporation (3)
           (b) Articles Supplementary (3)
           (c) Articles Supplementary (3)
           (d) Articles Supplementary 1998 (4)
           (e) Articles of Amendment (8)
           (f) Articles   of   Amendment   were  filed  as  an  Exhibit  to  the
               Registration Statement on Form N-14 on December 20, 2000, and are hereby incorporated by reference.

   (2)     Amended By-Laws (3)

   (3)     Voting trust agreement - none


   (4) Agreement and Plan of Reorganization and Termination was filed as part of the Registration Statement on Form N-14 on December 20, 2000, and is hereby incorporated by reference.

   (5) Instruments defining the rights of security holders with respect to American Leading Companies Trust, Balanced Trust, U.S. Small-Capitalization Value Trust, and Financial Services Fund are contained in the Articles of Incorporation and subsequent amendments and By-Laws which are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 6 to Registrant's Registration Statement (SEC File No. 33-62174), filed July 31, 1997.

   (6)     (a)  Investment Advisory and Management Agreement -- American
                Leading Companies Trust (3)
           (b)  Investment Advisory Agreement -- Balanced Trust (3)
           (c)  Advisory Agreement -- American Leading Companies Trust
                (3)
           (d)  Management Agreement -- Balanced Trust (3)
           (e)  Investment Advisory Agreement -- U.S. Small-Cap Value
                Trust (5)
           (f)  Management Agreement -- U.S. Small-Cap Value Trust (5)
           (g) Investment Advisory and Administration Agreement - Financial Services Fund (11)
           (h)  Sub-Advisory Agreement - Financial Services Fund (11)

   (7)     (a)  Underwriting Agreement -- American Leading Companies Trust (3)
           (b) Amended Underwriting Agreement -- American Leading Companies Trust (2)
           (c)  Underwriting Agreement -- Balanced Trust (2)
           (d)  Underwriting Agreement -- U.S. Small-Cap Value Trust (5)
           (e)  Dealer Agreement with respect to Navigator Shares (2)
           (f)  Underwriting Agreement - Financial Services Fund (11)

   (8)     Bonus, profit sharing or pension plans - none

   (9)     Custodian agreement (1)

   (10)    (a)  Plan pursuant to Rule 12b-1
              (i) Plan pursuant to Rule 12b-1 -- American Leading Companies Trust (3)
              (ii) Amended Plan pursuant to Rule 12b-1 -- American Leading Companies Trust (2)
              (iii) Plan pursuant to Rule 12b-1 -- Balanced Trust Primary Class shares (2)
              (iv)  Plan pursuant to Rule 12b-1 -- U.S. Small-Cap Value Trust
                    (5)
              (v) Plan pursuant to 12b-1 -- Financial Services Fund Class A shares (11)
              (vi) Plan pursuant to 12b-1 -- Financial Services Fund Primary Class shares (11)
              (vii) Form of plan  pursuant  to  Rule  12b-1  --  Balanced  Trust
                    Financial Intermediary Class shares was filed as an Exhibit to the Registration Statement on Form N-14 on December 20, 2000, and is hereby incorporated by reference.

           (b) Plans pursuant to Rule 18f-3
              (i)  Plan Pursuant to Rule 18f-3 -- Financial Services Fund (11)
              (ii) Form of Plan Pursuant to Rule 18f-3 -- American Leading
                   Companies Trust (9)
              (iii)Form of Plan Pursuant to Rule 18f-3 -- Small-Cap Value
                   Trust (9)
              (iv) Form of Plan  Pursuant  to Rule 18f-3 --  Balanced  Trust was
                   filed as an Exhibit to the Registration Statement on Form N-14 on December 20, 2000, and is hereby incorporated by reference.

  (11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered was filed as an Exhibit to the Registration Statement on Form N-14 on December 20, 2000, and is hereby incorporated by reference.

   (12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with LM Balanced Trust and Bartlett Basic Value Fund reorganization - to be filed

   (13)    (a) Transfer Agent Agreement (1)
           (b) Credit Agreement (6)
           (c) Amendment to Credit Agreement (10)

   (14)    (a) Consent  of Ernst & Young LLP was filed as an Exhibit to the
               Registration Statement on Form N-14 on December 20, 2000, and is hereby incorporated by reference.

           (b) Consent of PricewaterhouseCoopers LLP - filed herewith

   (15) Financial statements omitted pursuant to Item 14(a)(i) -- none

   (16) Manually signed copy of power of attorney was filed as an Exhibit to the Registration Statement on Form N-14 on December 20, 2000, and is hereby incorporated by reference.

   (17)    Additional Exhibits -- none

   (1) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 4 to the registration statement, SEC File No. 33-62174, filed May 17, 1996.

   (2) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 5 to the registration statement, SEC File No. 33-62174, filed July 31, 1996.

   (3) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 6 to the registration statement, SEC File No. 33-62174, filed January 31, 1997.

   (4) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-62174, filed March 18, 1998.

   (5) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement, SEC File No. 33-62174, filed May 29, 1998.

   (6) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 26 to the registration statement of Legg Mason Value Trust, Inc., SEC File No. 2-75766, filed May 28, 1999.

   (7) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 11 to the Registration Statement, SEC File No. 33-62174, filed May 28, 1999.

   (8) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 12 to the Registration Statement, SEC File No. 33-62174, filed July 2, 1999.

   (9) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 13 to the Registration Statement, SEC File No. 33-62174, filed July 30, 1999.

   (10) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed March 28, 2000.

   (11) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement, SEC File No. 33-62174, filed July 21, 2000.

   Item 17. Undertakings

        (1) The undersigned Registrant agrees that prior to any public re-offer-ing of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

        (3) Registrant hereby undertakes to file a post-effective amendment to this registration statement on Form N-14, containing an opinion of counsel supporting the tax consequences of the reorganization described herein within a reasonable time after receipt of such opinion.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Legg Mason Investors Trust, Inc., has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and State of Maryland, on the 19th day of January, 2001.

                                    LEGG MASON INVESTORS TRUST, INC.

                                       By:

                                           /s/ Marie K. Karpinski
                                        --------------------------------------
                                           Marie K. Karpinski
                                           Vice President and Treasurer

      Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                 Title                        Date


/s/ John F. Curley, Jr. *                 Chairman of the Board and    January 19, 2001
------------------------------------      Director
John F. Curley, Jr.

/s/ Edward A. Taber, III *                President and Director       January 19, 2001
------------------------------------
Edward A. Taber, III

/s/ Richard G. Gilmore *                  Director                     January 19, 2001
------------------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman *                    Director                     January 19, 2001
------------------------------
Arnold L. Lehman

/s/ Jill E. Mcgovern *                    Director                     January 19, 2001
------------------------------
Jill E. McGovern

/s/ T.A. Rodgers *                        Director                     January 19, 2001
------------------------------------
T.A. Rodgers

/s/ G. Peter O'Brien *                    Director                     January 19, 2001
------------------------------
G. Peter O'Brien

/s/ Nelson A. Diaz *                      Director                     January 19, 2001
------------------------------------
Nelson A. Diaz

/s/ Marie K. Karpinski                    Vice President and           January 19, 2001
------------------------------            Treasurer
Marie K. Karpinski

*Signature affixed by Marie K. Karpinski pursuant to a power of attorney dated November 10, 2000, and incorporated by reference to the Registration Statement on Form N-14 filed on December 20, 2000.

                                  EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION

(14)(b)     -     Consent of PricewaterhouseCoopers LLP